RESTATEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
RESTATEMENT

During the quarter ended December 31, 2013, the Company corrected an accounting error related to revenue share expenses. The Company will accrue the expense for amounts due, versus when they are paid, for proper matching. The revenue share expense will now reflect the expense associated with the revenue from that particular quarter and year end. The Company will restate quarters 1 - 3 of 2013 as the 2014 quarterly statements are prepared. The full impact of the restatement is reflected in the December 31, 2013 balance sheet.

The restated Consolidated Balance Sheet, Consolidated Statement of Operations and Consolidated Statement of Cash Flows for the three months ended March 31, 2013 is as follows:

Three months ended March 31, 2013
Financial Statement	Line Item	Corrected	Previously Stated
Income statement	Revenue share expense	$159,815	$40,203
Income statement	Loss from operations	$(224,494)	$(104,882)
Income statement	Loss before provision for income taxes	$(224,438)	$(104,826)
Income statement	Net loss	$(224,438)	$(104,826)
Statement of cash flows	Net loss	$(224,438)	$(104,826)
Statement of cash flows	Increase in revenue share payable	$119,612	$0

During the quarter ended December 31, 2013, the Company corrected an accounting error related to revenue share expenses. The Company will accrue the expense for amounts due, versus when they are paid, for proper matching. The revenue share expense was not properly accrued at the end of 2012 or at the end of each 2013 quarter

The restated Consolidated Balance Sheet, Consolidated Statement of Operations and Consolidated Statement of Cash Flows for the year ended December 31, 2012 is as follows:

Year ended December 31, 2012
Financial Statement	Line Item	Corrected	Previously Stated
Balance sheet	Revenue share payable	$90,577	$0
Income statement	Revenue share expense	$115,360	$24,783
Income statement	Loss from operations	$(454,922)	$(364,345)
Income statement	Loss before provision for income taxes	$(454,553)	$(363,976)
Income statement	Net loss	$(454,553)	$(363,976)
Statement of cash flows	Net loss	$(454,553)	$(363,976)
Statement of cash flows	Increase in revenue share payable	$90,577	$0